Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment - Previously Reported [Member]	12 Months Ended
Dec. 31, 2023
Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and fixtures [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Leasehold improvements	Shorter of useful life of asset or lease term